Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill
2016	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,573	2,294	3,183	1,027	12	8,699
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	9	32	37	12	17	0	107
Other	(1)	7	(13)	0	0	0	(7)
Balance at end of period	623	1,612	2,318	3,195	1,044	12	8,804
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	623	1,612	1,546	476	656	0	4,913
2015
Gross amount of goodwill (CHF million)
Balance at beginning of period	613	1,581	2,306	3,196	1,030	12	8,738
Foreign currency translation impact	(2)	(7)	(4)	(3)	0	0	(16)
Other	(1)	(1)	(8)	(10)	(3)	0	(23)
Balance at end of period	610	1,573	2,294	3,183	1,027	12	8,699
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Impairment losses	0	0	756	2,661	380	0	3,797
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	610	1,573	1,522	464	639	0	4,808

Bank
Goodwill
Goodwill
2016	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	496	1,511	2,046	2,838	917	12	7,820
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	9	32	34	4	16	0	95
Other	0	7	(13)	0	0	0	(6)
Balance at end of period	510	1,550	2,067	2,842	933	12	7,914
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	510	1,550	1,295	123	545	0	4,023
Goodwill (continued)
2015	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	499	1,518	2,058	2,853	920	12	7,860
Foreign currency translation impact	(2)	(7)	(4)	(4)	0	0	(17)
Other	(1)	0	(8)	(11)	(3)	0	(23)
Balance at end of period	496	1,511	2,046	2,838	917	12	7,820
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Impairment losses	0	0	756	2,661	380	0	3,797
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	496	1,511	1,274	119	529	0	3,929